Pensions and Other Benefits - Net Periodic Benefit Cost for DB Pension Plans and Other Benefits (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Current service cost (benefits earned by employees in the year)	106	135	131
Interest cost on benefit obligation	477	445	452
Expected return on fund assets	(757)	(746)	(752)
Recognized net actuarial loss (gain)	190	267	208
Amortization of prior service costs	(68)	(58)	2
Net periodic benefit cost (recovery)	(52)	43	41
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Current service cost (benefits earned by employees in the year)	14	16	19
Interest cost on benefit obligation	23	21	24
Recognized net actuarial loss (gain)	(2)	(11)	3
Net periodic benefit cost (recovery)	35	26	46